CASH AND CASH EQUIVALENTS (Details) - CAD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
CASH AND CASH EQUIVALENTS
Cash	$ 1,232	$ 1,285
Cash equivalents	728	936
Cash and cash equivalents	$ 1,960	$ 2,221	$ 2,672